1933 Act Registration No. 333-34844

1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                  [X]

                Pre‑Effective Amendment No.                                                                                                                [_]

                Post‑Effective Amendment No. 45                                                                                                         [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

                Amendment No. 47                                                                                                                 [X]

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation

200 Park Avenue,

New York, New York            10166

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922‑6000

Jeff Prusnofsky, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

And

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective:

__X__     Immediately upon filing pursuant to Rule 485(b)

_____      On (Date)  pursuant to Rule 485(b)

_____      60 days after filing pursuant to Rule 485(a)(1)

                 On (Date)  pursuant to Rule 485(a)(1)

_____      75 days after filing pursuant to Rule 485(a)(2)

_____      On (Date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

                                this post-effective amendment designates a new effective date for a previously filed

_____                      post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of February, 2012.

BNY MELLON FUNDS TRUST

BY:     /s/ David K. Mossman *

                                                              David K. Mossman,
                                                              President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/David K. Mossman* David K. Mossman	President (Principal Executive Officer)	February 17, 2012
/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	February 17, 2012
/s/John R. Alchin* John R. Alchin	Trustee	February 17, 2012
/s/Ronald R. Davenport * Ronald R. Davenport	Trustee	February 17, 2012
/s/ Jack L. Diederich * John L. Diederich	Trustee	February 17, 2012
/s/ Kim D. Kelly * Kim D. Kelly	Trustee	February 17, 2012
/s/Patrick J. O’Connor* Patrick J. O’Connor	Trustee	February 17, 2012
/s/Kevin C. Phelan* Kevin C. Phelan	Trustee	February 17, 2012
/s/Patrick J. Purcell* Patrick J. Purcell	Trustee	February 17, 2012
/s/Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	February 17, 2012
Maureen M. Young /s/Maureen M. Young *	Trustee	February 17, 2012

*By:    /s/ Joseph M. Chioffi

            Joseph M. Chioffi

            Attorney-in-Fact

EXHIBIT INDEX

Exhibit-101.SCH       Taxonomy.

Exhibit-101.INS         Instance Document.

Exhibit-101.CAL       Calculation Linkbase.

Exhibit-101.PRE        Presentation Linkbase.

Exhibit-101.DEF        Definition Linkbase.

Exhibit-101.LAB       Label Linkbase.